Business combinations, acquisitions, non-controlling interest and spin-off, Telecommunication Towers to EuroTeleSites (Details) $ in Thousands, € in Millions, $ in Millions	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Aug. 01, 2023 MXN ($)	Aug. 01, 2023 EUR (€)
Related Party Transaction [Abstract]
Assets incurred	$ 1,799,615,605	$ 100,166	$ 1,793,920,957	$ 1,564,185,960
Liabilities	$ 1,371,943,231	$ 76,359	$ 1,361,736,636	$ 1,142,483,578
EuroTeleSites AG [Member]
Related Party Transaction [Abstract]
Assets incurred					$ 36,599,000	€ 1,953
Liabilities					47,675,000	2,543
Net Assets					$ (11,076,000)	€ (591)